Note 22 - Related Party Transactions	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
22.	RELATED PARTY TRANSACTIONS

NTT and its subsidiaries own 26.0% of IIJ's outstanding common shares and 26.4% of IIJ's voting shares as of March 31, 2014.

The Company entered into a number of different types of transactions with NTT and its subsidiaries including purchases of wireline telecommunication services for the Company’s offices. For the Company’s connectivity and outsourcing services, the Company purchases international and domestic backbone services, local access lines and rental rack space in data centers from NTT and its subsidiaries.  The Company sells to NTT and its subsidiaries its services including OEM services, system integration services and monitoring services for their data centers.

The amounts of balances as of March 31, 2013 and 2014 and transactions of the Company with NTT and its subsidiaries for the each of the three years in the period ended March 31, 2014, are summarized as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014
Accounts receivable	-	¥171,909	¥446,857	$4,339
Accounts payable	-	1,578,969	1,822,997	17,702
Revenues	¥895,189	880,079	2,370,954	23,023
Costs	14,225,717	14,966,177	15,579,173	151,283

As for balances and transactions with equity method investees, refer to Note 6, “Investments in Equity Method Investees.”